Other Comprehensive Income (Component of Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign currency transaction and translation gain (loss) before tax	$ 2	$ (13)	$ 21	$ (129)	$ (64)	$ (48)	$ (20)
Tax (expense) benefit from foreign currency translation gain (loss)	0	(3)	(3)	22	(8)	21	10
Foreign currency translation adjustments, net-of-tax	$ 2	$ (16)	$ 18	$ (107)	$ (72)	$ (27)	$ (10)